10013012

NASDAQ

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

JUN 22 2010
Washington, DC

CERTNAS
001-34786

Gary Sundick
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

June 22, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This certification is in connection with a Plan of Conversion and Reorganization whereby Oritani Financial Corp., a federally chartered stock holding company will cease to exist and be replaced by Oritani Financial Corp., a new Delaware chartered stock holding company. This is to certify that on June 18, 2010, The Nasdaq Stock Market (the "Exchange") received from Oritani Financial Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, Par Value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick